                               Janus Aspen Series

                         Global Life Sciences Portfolio
                           Growth and Income Portfolio
                 Janus Aspen INTECH Risk-Managed Core Portfolio
                             Research Core Portfolio

                                 Service Shares

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Global Life Sciences Portfolio, Growth and Income Portfolio, Janus Aspen INTECH Risk-Managed Core Portfolio, and Research Core Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolios will no longer accept investments in the Portfolios by either new or existing shareholders. All dividends will continue to be paid in accordance with each Portfolio's Prospectus until the Liquidation Date. A Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolios may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolios, each Portfolio's portfolio manager and/or investment personnel may need to increase the portion of a Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolios within the Prospectuses are hereby deleted.

                Please retain this Supplement with your records.

                               Janus Aspen Series

                         Global Life Sciences Portfolio
                           Growth and Income Portfolio
                             Research Core Portfolio

                              Institutional Shares

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Global Life Sciences Portfolio, Growth and Income Portfolio, and Research Core Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolios will no longer accept investments in the Portfolios by either new or existing shareholders. All dividends will continue to be paid in accordance with each Portfolio's Prospectus until the Liquidation Date. A Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolios may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolios, each Portfolio's portfolio manager and/or investment personnel may need to increase the portion of a Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolios within the Prospectus are hereby deleted.

                Please retain this Supplement with your records.

                               Janus Aspen Series

                         Global Life Sciences Portfolio

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Global Life Sciences Portfolio ("Portfolio"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolio will no longer accept investments in the Portfolio by either new or existing shareholders. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's portfolio manager may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectuses are hereby deleted.

                Please retain this Supplement with your records.

                               Janus Aspen Series

                           Growth and Income Portfolio

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Growth and Income Portfolio ("Portfolio"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolio will no longer accept investments in the Portfolio by either new or existing shareholders. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's portfolio manager may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectuses are hereby deleted.

                Please retain this Supplement with your records.

                               Janus Aspen Series

                 Janus Aspen INTECH Risk-Managed Core Portfolio

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Janus Aspen INTECH Risk-Managed Core Portfolio ("Portfolio"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolio will no longer accept investments in the Portfolio by either new or existing shareholders. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's investment personnel may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectuses are hereby deleted.

                Please retain this Supplement with your records.

                               Janus Aspen Series

                             Research Core Portfolio

                       Supplement dated December 29, 2009
                       to Currently Effective Prospectuses

The Board of Trustees ("Trustees") of Janus Aspen Series approved a plan to liquidate and terminate Research Core Portfolio ("Portfolio"), effective on or about April 30, 2010 ("Liquidation Date") or at such earlier time as may be authorized by the Trustees.

Effective April 28, 2010, the Portfolio will no longer accept investments in the Portfolio by either new or existing shareholders. All dividends will continue to be paid in accordance with the Portfolio's Prospectus until the Liquidation Date. The Portfolio may be required to make a distribution of any income and/or capital gains of the Portfolio prior to its liquidation.

Shareholders of the Portfolio may redeem or exchange (if permitted) their Portfolio shares at any time prior to the Liquidation Date. Insurance contract owners should refer to documents provided by their insurance companies concerning the effect of the liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their contract or consult with their investment representatives to consider other investment options. Transfers to other investments offered within insurance contracts will generally be considered a tax-free event. You should consult your personal tax adviser concerning your particular tax situation.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder's account will be automatically redeemed and proceeds will be sent to the shareholder of record. If you are a shareholder holding shares through an insurance company, proceeds will be sent to your insurance company and may be automatically invested into an alternate portfolio selected by your insurance company.

To prepare for the closing and liquidation of the Portfolio, the Portfolio's investment personnel may need to increase the portion of the Portfolio's assets held in cash and similar instruments in order to pay for Portfolio expenses and meet redemption requests. As a result, the Portfolio may deviate from its stated investment policies.

A shareholder may obtain additional information by calling their insurance company or plan sponsor, or by contacting a Janus representative at 1-800-525-0020.

Effective as of the Liquidation Date, all references to the Portfolio within the Prospectuses are hereby deleted.

                Please retain this Supplement with your records.